Trade and Other Receivables - Summary of Aging of Trade and other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other receivables [line items]
Trade receivables	$ 7,227	$ 9,755
ECL	(2,286)	(3,390)
Current [member]
Disclosure of trade and other receivables [line items]
Trade receivables	4,658	5,863
ECL	(142)	(360)
Not later than three months [member]
Disclosure of trade and other receivables [line items]
Trade receivables	251	484
ECL	(38)	(54)
Later than three months and not later than six months [member]
Disclosure of trade and other receivables [line items]
Trade receivables	24	35
ECL	(8)	(12)
Later than six months and not later than one year [member]
Disclosure of trade and other receivables [line items]
Trade receivables	49	48
ECL	(13)	(20)
Later Than One Year [member]
Disclosure of trade and other receivables [line items]
Trade receivables	2,245	3,325
ECL	$ (2,085)	$ (2,944)